Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
EuroPac International Dividend Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EuroPac International Value Fund

Class A Shares (Ticker Symbol: EPIVX)

Class I Shares (Ticker Symbol: EPVIX)

EuroPac International Bond Fund

Class A Shares (Ticker Symbol: EPIBX)

Class I Shares (Ticker Symbol: EPBIX)

EuroPac International Dividend Income Fund

Class A Shares (Ticker Symbol: EPDPX)

Class I Shares (Ticker Symbol: EPDIX)

EuroPac Gold Fund

Class A Shares (Ticker Symbol: EPGFX)

Class I Shares (Ticker Symbol: EPGIX)

EP Emerging Markets Fund

Class A Shares (Ticker Symbol: EPASX)

Class I Shares (Ticker Symbol: EPEIX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated May 15, 2023, to the Prospectus and

Summary Prospectus, each dated March 1, 2023.

Removal of Redemption Fees – All Funds

Effective May 15, 2023 (the “Effective Date”), the redemption fee for each of the EuroPac International Value Fund, the EuroPac International Bond Fund, the EuroPac International Dividend Income Fund, the EuroPac Gold Fund and the EP Emerging Markets Fund will be removed. Accordingly, as of the Effective Date, all references to the redemption fees in the Prospectus are deleted in their entirety.

*******

Please retain this Supplement with your records.

EuroPac Gold Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EuroPac International Value Fund

Class A Shares (Ticker Symbol: EPIVX)

Class I Shares (Ticker Symbol: EPVIX)

EuroPac International Bond Fund

Class A Shares (Ticker Symbol: EPIBX)

Class I Shares (Ticker Symbol: EPBIX)

EuroPac International Dividend Income Fund

Class A Shares (Ticker Symbol: EPDPX)

Class I Shares (Ticker Symbol: EPDIX)

EuroPac Gold Fund

Class A Shares (Ticker Symbol: EPGFX)

Class I Shares (Ticker Symbol: EPGIX)

EP Emerging Markets Fund

Class A Shares (Ticker Symbol: EPASX)

Class I Shares (Ticker Symbol: EPEIX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated May 15, 2023, to the Prospectus and

Summary Prospectus, each dated March 1, 2023.

Removal of Redemption Fees – All Funds

Effective May 15, 2023 (the “Effective Date”), the redemption fee for each of the EuroPac International Value Fund, the EuroPac International Bond Fund, the EuroPac International Dividend Income Fund, the EuroPac Gold Fund and the EP Emerging Markets Fund will be removed. Accordingly, as of the Effective Date, all references to the redemption fees in the Prospectus are deleted in their entirety.

*******

Please retain this Supplement with your records.

EP Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EuroPac International Value Fund

Class A Shares (Ticker Symbol: EPIVX)

Class I Shares (Ticker Symbol: EPVIX)

EuroPac International Bond Fund

Class A Shares (Ticker Symbol: EPIBX)

Class I Shares (Ticker Symbol: EPBIX)

EuroPac International Dividend Income Fund

Class A Shares (Ticker Symbol: EPDPX)

Class I Shares (Ticker Symbol: EPDIX)

EuroPac Gold Fund

Class A Shares (Ticker Symbol: EPGFX)

Class I Shares (Ticker Symbol: EPGIX)

EP Emerging Markets Fund

Class A Shares (Ticker Symbol: EPASX)

Class I Shares (Ticker Symbol: EPEIX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated May 15, 2023, to the Prospectus and

Summary Prospectus, each dated March 1, 2023.

Removal of Redemption Fees – All Funds

Effective May 15, 2023 (the “Effective Date”), the redemption fee for each of the EuroPac International Value Fund, the EuroPac International Bond Fund, the EuroPac International Dividend Income Fund, the EuroPac Gold Fund and the EP Emerging Markets Fund will be removed. Accordingly, as of the Effective Date, all references to the redemption fees in the Prospectus are deleted in their entirety.

*******

Please retain this Supplement with your records.

EuroPac International Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EuroPac International Value Fund

Class A Shares (Ticker Symbol: EPIVX)

Class I Shares (Ticker Symbol: EPVIX)

EuroPac International Bond Fund

Class A Shares (Ticker Symbol: EPIBX)

Class I Shares (Ticker Symbol: EPBIX)

EuroPac International Dividend Income Fund

Class A Shares (Ticker Symbol: EPDPX)

Class I Shares (Ticker Symbol: EPDIX)

EuroPac Gold Fund

Class A Shares (Ticker Symbol: EPGFX)

Class I Shares (Ticker Symbol: EPGIX)

EP Emerging Markets Fund

Class A Shares (Ticker Symbol: EPASX)

Class I Shares (Ticker Symbol: EPEIX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated May 15, 2023, to the Prospectus and

Summary Prospectus, each dated March 1, 2023.

Removal of Redemption Fees – All Funds

Effective May 15, 2023 (the “Effective Date”), the redemption fee for each of the EuroPac International Value Fund, the EuroPac International Bond Fund, the EuroPac International Dividend Income Fund, the EuroPac Gold Fund and the EP Emerging Markets Fund will be removed. Accordingly, as of the Effective Date, all references to the redemption fees in the Prospectus are deleted in their entirety.

*******

Please retain this Supplement with your records.

EuroPac International Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EuroPac International Value Fund

Class A Shares (Ticker Symbol: EPIVX)

Class I Shares (Ticker Symbol: EPVIX)

EuroPac International Bond Fund

Class A Shares (Ticker Symbol: EPIBX)

Class I Shares (Ticker Symbol: EPBIX)

EuroPac International Dividend Income Fund

Class A Shares (Ticker Symbol: EPDPX)

Class I Shares (Ticker Symbol: EPDIX)

EuroPac Gold Fund

Class A Shares (Ticker Symbol: EPGFX)

Class I Shares (Ticker Symbol: EPGIX)

EP Emerging Markets Fund

Class A Shares (Ticker Symbol: EPASX)

Class I Shares (Ticker Symbol: EPEIX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated May 15, 2023, to the Prospectus and

Summary Prospectus, each dated March 1, 2023.

Removal of Redemption Fees – All Funds

Effective May 15, 2023 (the “Effective Date”), the redemption fee for each of the EuroPac International Value Fund, the EuroPac International Bond Fund, the EuroPac International Dividend Income Fund, the EuroPac Gold Fund and the EP Emerging Markets Fund will be removed. Accordingly, as of the Effective Date, all references to the redemption fees in the Prospectus are deleted in their entirety.

*******

Please retain this Supplement with your records.